Related Party Transactions (Details) - Schedule of Significant Related Party Transactions - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Bitmain [Member]
Related Party Transaction [Line Items]
Services provided	$ 88,989	$ 87,433